Quarterly Report
August 31, 2021
MFS®  Charter Income Trust
MCR-Q3

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 120.8%
Aerospace & Defense – 1.4%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$503,000	$516,717
Bombardier, Inc., 7.125%, 6/15/2026 (n)	267,000	281,685
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	725,000	747,388
Moog, Inc., 4.25%, 12/15/2027 (n)	990,000	1,017,225
TransDigm, Inc., 6.25%, 3/15/2026 (n)	15,000	15,750
TransDigm, Inc., 6.375%, 6/15/2026	535,000	555,491
TransDigm, Inc., 5.5%, 11/15/2027	1,320,000	1,349,990
TransDigm, Inc., 4.625%, 1/15/2029 (n)	880,000	869,000
		$5,353,246
Airlines – 0.2%
American Airlines, Inc./AAadvantage Loyalty IP Ltd., 5.5%, 4/20/2026 (n)	$705,000	$743,070
Asset-Backed & Securitized – 3.6%
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.676% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	$250,000	$250,030
Arbor Multi-Family Mortgage Securities Trust, Inc., 2021-MF2, “A5”, 2.513%, 6/15/2054 (n)	490,000	511,899
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.214% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	300,000	299,969
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.095% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	200,000	200,249
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.695% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	100,000	100,062
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 2.045% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)	275,500	275,841
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.195% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	136,401	135,709
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.214% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	23,393	23,395
Bank, 2021-BN35, “XA”, 1.159%, 7/15/2031 (i)	1,310,724	107,561
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.742%, 4/15/2053 (i)	1,991,627	206,896
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.684% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	196,219	213,505
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.433%, 7/15/2054 (i)	999,555	99,692
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.767%, 2/15/2054 (i)	2,301,116	284,581
Benchmark Mortgage Trust, 2019-B12, “A5”, 3.115%, 8/15/2052	227,000	248,721
Benchmark Mortgage Trust, 2020-B18, “XA”, 1.918%, 7/15/2053 (i)	3,392,602	375,667
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.385%, 2/15/2054 (i)	3,636,896	340,551
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.273%, 3/15/2054 (i)	1,998,854	169,703
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)	5,530,252	376,390
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.389%, 7/15/2054 (i)	6,989,864	685,888
Benchmark Mortgage Trust, 2021-B28, “XA”, 1.406%, 8/15/2054 (i)	2,356,274	234,075
BPCRE Holder LLC, FLR, 1.642% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	338,000	337,894
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	353,805	360,877
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	111,169	111,919
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	92,613	93,709
BXMT Ltd., 2021-FL4, “B”, FLR, 1.645% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	549,000	548,999
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	145,146	149,124
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	437,500	453,075
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	94,879	96,680
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	94,879	96,843
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	115,359	115,018
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053	516,973	521,024
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.893%, 4/15/2054 (i)	1,581,324	93,502
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.089%, 6/15/2063 (i)	999,799	77,384
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(d)(p)	3,372,294	34
FS Rialto 2019-FL1 Issuer Ltd., 2021-FL2, “AS”, FLR, 1.645% (LIBOR - 1mo. + 1.6%), 4/16/2028 (n)	297,500	297,592
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.834% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	440,000	436,424
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.845% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	375,000	375,117
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.095% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	258,000	258,080
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.294% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	23,970	23,978
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.014% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)	428,000	435,444
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.614% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	423,500	424,027
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.864% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	213,000	213,331

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, FLR, 2.264% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)		$154,000	$155,924
MF1 Multi-Family Housing Mortgage Loan Trust, 2021-FL5, “D”, FLR, 2.664% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)		755,000	757,584
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 5/15/2054 (i)		1,034,987	99,286
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.356%, 6/15/2054 (i)		3,140,181	275,642
Multi-Family Housing Mortgage, MF1-2021, “B”, FLR, 1.745% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		450,000	450,561
PFP III Ltd., 2021-7, “B”, FLR, 1.495% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		212,489	211,692
PFP III Ltd., 2021-7, “C”, FLR, 1.745% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		199,990	199,240
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)		196,085	199,117
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 1.888% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		190,000	190,234
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 2.188% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)		100,000	100,186
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.492% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		150,000	150,046
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 1.942% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)		310,000	310,096
Wells Fargo Commercial Mortgage Trust, 2021-C60, 1.684%, 8/15/2054 (i)		1,999,249	236,822
			$13,996,889
Automotive – 2.0%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)		$815,000	$837,413
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		150,000	151,520
Dana, Inc., 5.375%, 11/15/2027		484,000	510,620
Dana, Inc., 5.625%, 6/15/2028		166,000	178,437
Dana, Inc., 4.25%, 9/01/2030		735,000	764,238
Ferrari N.V., 1.5%, 5/27/2025	EUR	152,000	186,896
General Motors Financial Co., Inc., 1.55%, 7/30/2027	GBP	100,000	137,177
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$450,000	585,166
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		870,000	908,062
Lear Corp., 3.8%, 9/15/2027		162,000	180,353
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		800,000	854,000
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)		305,000	331,657
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		470,000	486,765
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)	EUR	480,000	581,326
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2070		200,000	254,681
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FLR (EUR Swap Rate - 15yr. + 3.06%) to 3/20/2050, FLR (EUR Swap Rate - 15yr. + 3.81%) to 12/29/2166		200,000	261,659
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		$430,000	429,463
			$7,639,433
Broadcasting – 2.2%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$980,000	$1,024,100
Discovery, Inc., 4.125%, 5/15/2029		78,000	88,080
iHeartCommunications, Inc., 8.375%, 5/01/2027		605,000	642,691
Netflix, Inc., 5.875%, 11/15/2028		180,000	223,200
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		860,000	913,062
Prosus N.V., 1.539%, 8/03/2028	EUR	150,000	181,863
Prosus N.V., 3.061%, 7/13/2031 (n)		$329,000	321,869
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		860,000	882,824
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		540,000	547,425
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	513,600	658,102
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$1,260,000	1,278,144
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		1,449,000	1,526,913
WMG Acquisition Corp., 2.25%, 8/31/2031 (n)	EUR	242,000	286,967
			$8,575,240
Brokerage & Asset Managers – 1.0%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$325,000	$340,437
Banco BTG Pactual S.A. (Cayman Islands Branch), 4.5%, 1/10/2025 (n)		906,000	937,891
Intercontinental Exchange, Inc., 3%, 9/15/2060		55,000	54,489
London Stock Exchange Group PLC, 0.25%, 4/06/2028	EUR	100,000	118,668
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		$1,395,000	1,445,569

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4%, 3/15/2029 (n)		$610,000	$622,993
Vivion Investments, 3%, 8/08/2024	EUR	400,000	471,093
			$3,991,140
Building – 2.8%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$1,560,000	$1,611,324
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)		254,000	259,080
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		735,000	740,512
Holcim Finance (Luxembourg) S.A., 0.625%, 4/06/2030	EUR	140,000	166,887
Holcim Finance (Luxembourg) S.A., 0.5%, 4/23/2031		125,000	145,561
Interface, Inc., 5.5%, 12/01/2028 (n)		$735,000	768,075
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		1,076,000	1,105,590
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		407,000	450,753
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		465,000	442,052
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		695,000	754,075
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)		545,000	573,612
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		680,000	720,800
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		505,000	523,938
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	370,000	426,907
Standard Industries, Inc., 2.25%, 11/21/2026		100,000	115,380
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		$900,000	924,579
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		160,000	154,200
Vantage Towers AG, 0.75%, 3/31/2030	EUR	100,000	119,823
Vulcan Materials Co., 3.5%, 6/01/2030		$137,000	152,454
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		390,000	414,863
			$10,570,465
Business Services – 2.0%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$450,000	$457,875
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)		410,000	415,637
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	100,000	119,362
Euronet Worldwide, Inc., 1.375%, 5/22/2026		200,000	240,719
Fiserv, Inc., 4.4%, 7/01/2049		$95,000	116,235
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		360,000	378,990
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)		453,000	482,445
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		625,000	650,781
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)		1,000,000	990,900
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		331,000	363,036
Paysafe Finance PLC, 4%, 6/15/2029 (z)		555,000	534,593
Switch Ltd., 3.75%, 9/15/2028 (n)		1,251,000	1,272,780
Switch Ltd., 4.125%, 6/15/2029 (n)		250,000	257,813
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	758,088
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		510,000	538,687
			$7,577,941
Cable TV – 5.9%
CCO Holdings LLC, 4.25%, 1/15/2034 (n)		$600,000	$605,400
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,035,000	2,153,193
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,190,000	1,243,383
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		875,000	897,969
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		101,000	117,960
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		1,920,000	2,008,565
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,350,000	1,426,545
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		255,000	255,319
DISH DBS Corp., 7.75%, 7/01/2026		285,000	326,453
DISH DBS Corp., 5.125%, 6/01/2029 (w)		450,000	447,741
Eutelsat S.A., 2.25%, 7/13/2027	EUR	100,000	130,249
Eutelsat S.A., 1.5%, 10/13/2028		100,000	124,502
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)		$455,000	236,600

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)		$295,000	$156,350
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		770,000	822,938
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		210,000	217,350
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)		835,000	831,410
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		892,000	910,843
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,970,000	2,157,150
Telenet Finance Luxembourg S.A., 3.5%, 3/01/2028	EUR	500,000	611,776
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		$1,000,000	1,051,500
Videotron Ltd., 5.375%, 6/15/2024 (n)		280,000	308,350
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,245,000	1,296,356
Videotron Ltd., 3.625%, 6/15/2029 (n)		265,000	272,950
Virgin Media Finance PLC, 3.75%, 7/15/2030	EUR	355,000	421,304
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		$800,000	828,360
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		800,000	829,000
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		267,000	279,015
Ziggo Bond Finance B.V., 4.25%, 1/15/2027	EUR	320,000	389,198
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		$1,115,000	1,144,770
			$22,502,499
Chemicals – 1.3%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$300,000	$314,988
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		540,000	529,200
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		610,000	629,825
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		875,000	892,500
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)		785,000	787,795
Ingevity Corp., 3.875%, 11/01/2028 (n)		813,000	816,049
LYB International Finance III, LLC, 4.2%, 5/01/2050		139,000	163,021
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		200,000	206,500
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		550,000	581,625
Sherwin-Williams Co., 3.8%, 8/15/2049		38,000	44,014
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	147,000	172,460
			$5,137,977
Computer Software – 0.8%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$1,350,000	$1,408,793
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		505,000	520,892
Dell International LLC/EMC Corp., 4.9%, 10/01/2026		221,000	255,747
PTC, Inc., 3.625%, 2/15/2025 (n)		605,000	618,613
PTC, Inc., 4%, 2/15/2028 (n)		395,000	408,331
			$3,212,376
Computer Software - Systems – 1.4%
CommScope Holding Co., Inc., 7.125%, 7/01/2028 (n)		$185,000	$194,019
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)		425,000	409,062
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,690,000	1,928,780
Fair Isaac Corp., 4%, 6/15/2028 (n)		311,000	321,885
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,740,000	1,842,573
Twilio, Inc., 3.625%, 3/15/2029		505,000	521,261
			$5,217,580
Conglomerates – 2.3%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$880,000	$921,800
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		210,000	215,775
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		975,000	1,003,031
Carrier Global Corp., 3.577%, 4/05/2050		129,000	140,365
EnerSys, 5%, 4/30/2023 (n)		515,000	535,600
EnerSys, 4.375%, 12/15/2027 (n)		360,000	378,000
Gates Global LLC, 6.25%, 1/15/2026 (n)		560,000	584,500
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)		480,000	533,400

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Griffon Corp., 5.75%, 3/01/2028		$778,000	$825,606
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		555,000	568,181
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		675,000	727,252
TriMas Corp., 4.125%, 4/15/2029 (n)		2,144,000	2,183,964
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		87,000	101,268
			$8,718,742
Construction – 1.0%
Empire Communities Corp., 7%, 12/15/2025 (n)		$490,000	$516,950
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		255,000	265,837
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		615,000	630,375
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)		830,000	867,562
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		380,000	428,450
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)		365,000	399,303
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		638,000	661,127
			$3,769,604
Consumer Products – 1.1%
Coty, Inc., 6.5%, 4/15/2026 (n)		$535,000	$551,719
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		745,000	747,138
International Design Group S.p.A., 6.5%, 11/15/2025	EUR	330,000	405,109
JAB Holdings B.V., 1%, 7/14/2031		100,000	118,660
JAB Holdings B.V., 2.25%, 12/19/2039		100,000	126,409
Mattel, Inc., 3.375%, 4/01/2026 (n)		$557,000	578,600
Mattel, Inc., 5.875%, 12/15/2027 (n)		304,000	331,740
Mattel, Inc., 5.45%, 11/01/2041		210,000	252,525
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		630,000	659,925
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		400,000	395,000
			$4,166,825
Consumer Services – 3.0%
AA Bond Co. Ltd., 6.5%, 1/31/2026	GBP	200,000	$288,086
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$216,000	230,850
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		420,000	459,375
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	399,964
ANGI Group LLC, 3.875%, 8/15/2028 (n)		742,000	729,015
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		625,000	645,081
Booking Holdings, Inc., 0.5%, 3/08/2028	EUR	100,000	120,263
Garda World Security Corp., 4.625%, 2/15/2027 (n)		$245,000	245,613
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,651,000	1,630,362
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		467,000	508,558
Match Group, Inc., 5%, 12/15/2027 (n)		555,000	583,694
Match Group, Inc., 4.625%, 6/01/2028 (n)		1,635,000	1,707,267
Match Group, Inc., 4.125%, 8/01/2030 (n)		225,000	235,688
Meituan, 2.125%, 10/28/2025 (n)		200,000	195,322
Realogy Group LLC, 9.375%, 4/01/2027 (n)		510,000	562,913
Realogy Group LLC, 5.75%, 1/15/2029 (n)		210,000	219,776
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)		2,000,000	636,948
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,475,000	1,486,062
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)		420,000	439,438
			$11,324,275
Containers – 1.9%
ARD Finance S.A., 5%, (5% cash or 5.75% PIK) 6/30/2027 (p)	EUR	335,000	$407,370
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)		$405,000	426,538
Ardagh Metal Packaging, 3.25%, 9/01/2028 (n)		365,000	367,738
Ardagh Metal Packaging, 3%, 9/01/2029 (n)	EUR	320,000	378,724
Ardagh Metal Packaging, 4%, 9/01/2029 (n)		$646,000	658,436
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		880,000	910,800

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – continued
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		$350,000	$355,250
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023		690,000	723,085
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		980,000	1,055,950
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		325,000	337,188
DS Smith PLC, 0.875%, 9/12/2026	EUR	150,000	181,984
Greif, Inc., 6.5%, 3/01/2027 (n)		$590,000	619,618
Reynolds Group, 4%, 10/15/2027 (n)		795,000	794,690
			$7,217,371
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$86,000	$91,206
CommScope Technologies LLC, 5%, 3/15/2027 (n)		1,005,000	989,460
			$1,080,666
Electronics – 1.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$168,000	$185,390
Broadcom, Inc., 4.15%, 11/15/2030		83,000	93,356
Broadcom, Inc., 3.419%, 4/15/2033 (n)		133,000	141,127
Broadcom, Inc., 3.469%, 4/15/2034 (n)		187,000	197,978
Diebold Nixdorf, Inc., 8.5%, 4/15/2024		160,000	163,400
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)		374,000	410,933
Entegris, Inc., 3.625%, 5/01/2029 (n)		1,435,000	1,482,929
Infineon Technologies AG, 1.625%, 6/24/2029	EUR	100,000	128,656
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		$680,000	756,500
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,435,000	1,604,143
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		495,000	530,888
Synaptics, Inc., 4%, 6/15/2029 (n)		650,000	662,187
			$6,357,487
Emerging Market Quasi-Sovereign – 5.1%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		$1,074,000	$1,130,396
Banco del Estado de Chile, 3.875%, 2/08/2022		600,000	608,676
Bank Mandiri, 4.75%, 5/13/2025		317,000	352,394
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		960,000	1,028,583
China Development Bank, 3.45%, 9/20/2029	CNY	14,600,000	2,282,504
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)		$202,000	200,992
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)		200,000	206,808
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		600,000	635,219
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,022,000	1,134,962
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		367,000	387,185
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	689,755
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		300,000	284,091
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	175,000	206,584
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		$299,000	293,134
Indian Railway Finance Corp., 2.8%, 2/10/2031		600,000	588,228
Industrial and Commercial Bank of China, 4.875%, 9/21/2025		359,000	402,114
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		900,000	928,692
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		200,000	209,786
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,086,000	1,149,781
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		1,316,000	1,356,792
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		200,000	202,315
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		450,000	453,937
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		200,000	206,000
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		200,000	211,560
Petrobras Global Finance Co. (Federative Republic of Brazil), 5.5%, 6/10/2051		137,000	136,829
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	957,680
Petroleos Mexicanos, 5.95%, 1/28/2031		350,000	343,101
Petroleos Mexicanos, 7.69%, 1/23/2050		200,000	190,954
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		554,000	581,766

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		$1,065,000	$1,261,705
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		700,000	868,000
			$19,490,523
Emerging Market Sovereign – 12.3%
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	539,000	$659,679
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$320,000	331,264
Arab Republic of Egypt, 8.5%, 1/31/2047		1,265,000	1,327,870
Arab Republic of Egypt, 8.875%, 5/29/2050		200,000	215,250
Dominican Republic, 5.3%, 1/21/2041 (n)		181,000	184,622
Dominican Republic, 5.875%, 1/30/2060 (n)		2,249,000	2,288,380
Dominican Republic, 5.875%, 1/30/2060		200,000	203,502
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		519,000	587,736
Federative Republic of Brazil, 10%, 1/01/2023	BRL	12,043,000	2,368,733
Federative Republic of Brazil, 10%, 1/01/2025		2,770,000	542,659
Federative Republic of Brazil, 3.875%, 6/12/2030		$500,000	501,205
Government of Oman, 7%, 1/25/2051		600,000	624,990
Government of Ukraine, 7.75%, 9/01/2026		700,000	778,022
Government of Ukraine, 7.253%, 3/15/2033 (n)		981,000	1,038,867
Government of Ukraine, 7.253%, 3/15/2033		300,000	317,696
Hellenic Republic (Republic of Greece), 1.875%, 7/23/2026 (n)	EUR	714,000	921,190
Hellenic Republic (Republic of Greece), 1.875%, 2/04/2035		480,000	641,342
Kingdom of Morocco, 1.375%, 3/30/2026		428,000	510,870
Kingdom of Morocco, 2.375%, 12/15/2027 (n)		$432,000	426,600
Kingdom of Morocco, 2%, 9/30/2030	EUR	300,000	352,029
Kingdom of Morocco, 3%, 12/15/2032 (n)		$459,000	444,044
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	35,144,000	836,722
People's Republic of China, 2.68%, 5/21/2030	CNY	39,160,000	5,930,348
People's Republic of China, 3.27%, 11/19/2030		24,400,000	3,883,994
Republic of Angola, 9.375%, 5/08/2048		$454,000	482,326
Republic of Argentina, 1.125%, 7/09/2035		627,494	219,002
Republic of Benin, 6.875%, 1/19/2052 (n)	EUR	214,000	265,224
Republic of Cote d'Ivoire, 5.25%, 3/22/2030		929,000	1,169,375
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		400,000	527,657
Republic of Ghana, 8.125%, 3/26/2032 (n)		$305,000	305,367
Republic of Guatemala, 5.375%, 4/24/2032 (n)		200,000	230,900
Republic of Guatemala, 6.125%, 6/01/2050 (n)		777,000	931,242
Republic of Guatemala, 6.125%, 6/01/2050		300,000	359,553
Republic of Hungary, 7.625%, 3/29/2041		470,000	799,089
Republic of Indonesia, 4.35%, 1/11/2048		800,000	927,425
Republic of Kenya, 8%, 5/22/2032 (n)		778,000	888,835
Republic of Korea, 1.875%, 6/10/2029	KRW	1,264,300,000	1,089,250
Republic of Paraguay, 4.95%, 4/28/2031 (n)		$280,000	325,503
Republic of Paraguay, 5.6%, 3/13/2048		200,000	240,002
Republic of Paraguay, 5.4%, 3/30/2050 (n)		900,000	1,074,600
Republic of Romania, 2%, 12/08/2026 (n)	EUR	989,000	1,257,810
Republic of Romania, 1.75%, 7/13/2030 (n)		347,000	411,265
Republic of Romania, 2%, 4/14/2033		500,000	587,661
Republic of Romania, 2.625%, 12/02/2040 (n)		163,000	189,758
Republic of Senegal, 6.25%, 5/23/2033		$247,000	265,723
Republic of Serbia, 1.65%, 3/03/2033 (n)	EUR	227,000	265,350
Republic of Serbia, 1.65%, 3/03/2033		100,000	116,894
Republic of South Africa, 8%, 1/31/2030	ZAR	23,861,000	1,568,531
Republic of South Africa, 8.25%, 3/31/2032		10,867,000	690,334
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		$446,000	283,768
Russian Federation, 4.75%, 5/27/2026		800,000	907,360
Russian Federation, 4.375%, 3/21/2029		1,000,000	1,142,660
Russian Federation, 5.1%, 3/28/2035		200,000	243,738
Russian Federation, 5.1%, 3/28/2035 (n)		200,000	243,738

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
State of Qatar, 4.817%, 3/14/2049 (n)		$683,000	$891,960
United Mexican States, 4.5%, 4/22/2029		800,000	915,312
United Mexican States, 4.75%, 4/27/2032		727,000	840,775
United Mexican States, 3.771%, 5/24/2061		774,000	737,963
			$47,313,564
Energy - Independent – 3.2%
Apache Corp., 5.35%, 7/01/2049		$210,000	$234,192
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/2029 (n)		475,000	455,354
Callon Petroleum Co., 8%, 8/01/2028 (n)		275,000	264,688
CNX Resources Corp., 6%, 1/15/2029 (n)		675,000	702,898
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		660,000	692,670
Continental Resources, Inc., 4.9%, 6/01/2044		165,000	185,816
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)		360,000	361,310
Energean Israel Finance Ltd., 4.875%, 3/30/2026		271,000	277,396
EQT Corp., 5%, 1/15/2029		567,000	644,861
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		1,007,000	1,096,220
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		492,000	500,285
Murphy Oil Corp., 5.875%, 12/01/2027		225,000	234,000
Occidental Petroleum Corp., 5.875%, 9/01/2025		570,000	641,284
Occidental Petroleum Corp., 5.5%, 12/01/2025		760,000	847,400
Occidental Petroleum Corp., 6.625%, 9/01/2030		110,000	137,225
Occidental Petroleum Corp., 6.45%, 9/15/2036		275,000	343,750
Occidental Petroleum Corp., 6.6%, 3/15/2046		575,000	727,438
Ovintiv, Inc., 6.5%, 2/01/2038		130,000	179,616
Range Resources Corp., 8.25%, 1/15/2029 (n)		535,000	593,882
SM Energy Co., 5.625%, 6/01/2025		235,000	235,757
SM Energy Co., 6.5%, 7/15/2028		250,000	251,218
Southwestern Energy Co., 6.45%, 1/23/2025		173,200	188,769
Southwestern Energy Co., 8.375%, 9/15/2028		305,000	341,600
Southwestern Energy Co., 5.375%, 3/15/2030		340,000	353,678
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,187,000	1,286,646
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		323,000	331,075
			$12,109,028
Energy - Integrated – 0.2%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	100,000	$112,277
Eni S.p.A., 0.375%, 6/14/2028		100,000	119,484
Eni S.p.A., 4.25%, 5/09/2029 (n)		$200,000	230,087
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2170	EUR	100,000	123,831
Galp Energia SGPS S.A., 2%, 1/15/2026		200,000	248,999
OMV AG, 2.5% to 9/01/2026, FLR (EUR Swap Rate - 5yr. + 2.82%) to 9/01/2030, FLR (EUR Swap Rate - 5yr. + 3.82%) to 9/01/2070		100,000	124,810
			$959,488
Entertainment – 2.0%
AMC Entertainment Holdings, Inc., 12%, (10% cash or 12% PIK) 6/15/2026 (n)(p)		$225,000	$202,763
Boyne USA, Inc., 4.75%, 5/15/2029 (n)		775,000	800,187
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		1,115,000	1,184,805
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		895,000	914,985
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027		375,000	384,375
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.25%, 7/15/2029		220,000	225,364
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		773,000	805,543
Live Nation Entertainment, Inc., 3.75%, 1/15/2028 (n)		360,000	360,137
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		430,000	432,150
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		280,000	264,600
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		315,000	315,788
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		800,000	805,848

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		$695,000	$692,804
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		460,000	464,977
			$7,854,326
Financial Institutions – 2.6%
Adler Group S.A., 2.25%, 1/14/2029	EUR	400,000	$453,078
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)		$351,215	287,996
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		195,000	208,011
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		134,000	145,609
Canary Wharf Group, 3.375%, 4/23/2028	GBP	138,000	193,666
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		$775,000	798,250
CTP B.V., 0.75%, 2/18/2027	EUR	100,000	118,492
CTP N.V., 1.25%, 6/21/2029		100,000	119,043
EXOR N.V., 2.25%, 4/29/2030		100,000	132,288
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		$675,000	676,741
Garfunkelux Holdco 3 S.A., 7.75%, 11/01/2025	GBP	265,000	382,082
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		$2,113,613	2,095,119
Grand City Properties S.A., 1.5% to 6/9/2026, FLR (EUR Swap Rate - 5yr. + 2.184%) to 6/9/2031, FLR (EUR Swap Rate - 5yr. + 2.434%) to 6/9/2046, FLR (EUR Swap Rate - 5yr. + 3.184%) to 12/09/2069	EUR	100,000	116,448
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		$908,000	912,540
Logicor Financing S.à r.l., 0.875%, 1/14/2031	EUR	100,000	115,923
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$705,000	742,894
Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/2028 (n)		180,000	186,975
OneMain Finance Corp., 6.875%, 3/15/2025		480,000	543,600
OneMain Finance Corp., 8.875%, 6/01/2025		332,000	364,104
OneMain Finance Corp., 7.125%, 3/15/2026		340,000	397,375
SBB Treasury Oyj, 0.75%, 12/14/2028	EUR	113,000	132,988
SBB Treasury Oyj, 1.125%, 11/26/2029		100,000	119,913
Tritax EuroBox PLC, 0.95%, 6/02/2026		100,000	119,223
VGP Group LLC, 1.5%, 4/08/2029		200,000	235,938
Vonovia SE, 0.75%, 9/01/2032		100,000	117,161
Vonovia SE, 1.5%, 6/14/2041		100,000	120,383
Vonovia SE, 1.625%, 9/01/2051		100,000	116,683
			$9,952,523
Food & Beverages – 2.6%
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031	EUR	100,000	$130,384
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$189,000	225,545
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		110,000	152,911
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		930,000	984,451
Bacardi Ltd., 5.15%, 5/15/2038 (n)		153,000	191,472
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		900,000	942,750
Constellation Brands, Inc., 3.15%, 8/01/2029		204,000	220,425
Constellation Brands, Inc., 2.25%, 8/01/2031		104,000	104,090
JBS Finance Luxembourg S.à r.l., 3.625%, 1/15/2032 (n)		781,000	808,187
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		1,055,000	1,156,544
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)		475,000	536,061
JDE Peet's N.V., 0.5%, 1/16/2029	EUR	100,000	118,075
Kraft Heinz Foods Co., 4.375%, 6/01/2046		$1,070,000	1,240,625
Performance Food Group Co., 5.5%, 10/15/2027 (n)		745,000	775,731
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		520,000	547,300
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		520,000	530,955
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		515,000	519,898
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		800,000	819,000
			$10,004,404

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 4.7%
Boyd Gaming Corp., 4.75%, 12/01/2027		$665,000	$685,781
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)		270,000	278,837
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)		760,000	770,792
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		570,000	601,350
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)		434,000	456,025
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)		574,000	634,442
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)		298,000	299,845
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)		1,402,000	1,430,040
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		666,000	661,005
International Game Technology PLC, 4.125%, 4/15/2026 (n)		1,000,000	1,038,550
International Game Technology PLC, 6.25%, 1/15/2027 (n)		225,000	256,500
Marriott International, Inc., 2.85%, 4/15/2031		90,000	91,815
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)		665,000	671,583
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)		345,000	362,147
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)		234,000	237,510
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)		645,000	693,246
MGM Growth Properties LLC, 5.75%, 2/01/2027		285,000	328,075
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)		488,000	517,280
MGM Resorts International, 5.5%, 4/15/2027		475,000	517,014
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)		700,000	699,125
Scientific Games Corp., 8.625%, 7/01/2025 (n)		170,000	183,530
Scientific Games Corp., 8.25%, 3/15/2026 (n)		380,000	404,178
Scientific Games International, Inc., 7%, 5/15/2028 (n)		445,000	479,688
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)		1,115,000	1,171,216
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		715,000	743,600
Whitbread Group PLC, 3%, 5/31/2031	GBP	100,000	141,691
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		$1,018,000	1,053,314
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)		450,000	472,500
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)		375,000	384,769
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,083,000	1,097,036
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		545,000	566,800
			$17,929,284
Industrial – 0.8%
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	100,000	$141,318
CPI Property Group S.A., 1.5%, 1/27/2031	EUR	100,000	116,878
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$850,000	877,642
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)		665,000	683,287
Peach Property Finance GmbH, 4.375%, 11/15/2025	EUR	200,000	246,377
Peach Property Group, 4.375%, 11/15/2025 (n)		225,000	277,174
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$35,000	34,376
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		777,000	806,137
			$3,183,189
Insurance – 0.3%
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	100,000	$135,324
Assicurazioni Generali S.p.A., 1.713%, 6/30/2032		100,000	119,846
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		150,000	194,930
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	175,000	270,000
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	100,000	125,705
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 4/24/2069		100,000	131,502
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		105,000	132,223
			$1,109,530
Insurance - Health – 0.0%
UnitedHealth Group, Inc., 3.5%, 8/15/2039		$38,000	$42,887

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.0%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$1,260,000	$1,310,400
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		780,000	792,675
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		445,000	447,884
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	100,000	108,106
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)		$415,000	418,229
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030		189,000	216,730
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		220,000	232,650
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		102,000	114,579
Willis North America, Inc., 3.875%, 9/15/2049		250,000	282,393
			$3,923,646
International Market Quasi-Sovereign – 0.2%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050	EUR	75,000	$81,219
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		200,000	245,464
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	200,000	314,181
La Banque Postale S.A. (Republic of France), 0.875% to 1/26/2026, FLR (EUR Swap Rate - 5yr. + 1.38%) to 1/26/2031	EUR	100,000	118,912
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		100,000	118,609
			$878,385
International Market Sovereign – 9.6%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	3,170,000	$2,861,556
Commonwealth of Australia, 1.75%, 6/21/2051		2,134,000	1,465,541
Government of Bermuda, 2.375%, 8/20/2030 (n)		$200,000	200,750
Government of Japan, 2.4%, 3/20/2037	JPY	9,500,000	114,558
Government of Japan, 2.3%, 3/20/2040		549,000,000	6,716,149
Government of Japan, 0.6%, 9/20/2050		44,450,000	400,153
Kingdom of Belgium, 0.4%, 6/22/2040 (n)	EUR	712,000	829,980
Kingdom of Belgium, 1.7%, 6/22/2050 (n)		443,000	654,341
Kingdom of Spain, 1.25%, 10/31/2030 (n)		1,211,000	1,566,272
Kingdom of Spain, 1.85%, 7/30/2035		643,000	883,802
Kingdom of Spain, 1.2%, 10/31/2040 (n)		772,000	950,827
Republic of Cyprus, 0%, 2/09/2026		864,000	1,030,509
Republic of Cyprus, 1.25%, 1/21/2040		730,000	909,812
Republic of Iceland, 5%, 11/15/2028	ISK	188,496,000	1,642,796
Republic of Italy, 0.5%, 7/15/2028 (n)	EUR	7,999,000	9,549,660
Republic of Italy, 1.65%, 3/01/2032		1,209,000	1,555,491
Republic of Italy, 1.45%, 3/01/2036		2,346,000	2,899,374
Republic of Italy, 1.7%, 9/01/2051		1,436,000	1,693,438
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	240,000	321,966
United Kingdom Treasury, 1.75%, 1/22/2049		89,000	142,163
United Mexican States, 1%, 10/31/2050	EUR	278,000	308,444
			$36,697,582
Leisure & Toys – 0.0%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	100,000	$118,291
Local Authorities – 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	255,000	$262,945
Province of British Columbia, 2.95%, 6/18/2050		115,000	98,846
			$361,791
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$251,000	$256,566
Kapla Holding S.A.S., 3.375%, 12/15/2026	EUR	315,000	369,359
Sarens Finance Co. N.V., 5.75%, 2/21/2027		210,000	247,958
Terex Corp., 5%, 5/15/2029 (n)		$665,000	699,081
			$1,572,964

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – 1.2%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$152,000	$149,603
Banco de Sabadell S.A., 0.875% to 6/16/2027, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 6/16/2028	EUR	100,000	116,881
Bank of America Corp., 3.5%, 4/19/2026		$493,000	542,812
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031	EUR	110,000	130,252
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR + 1.32%) to 4/22/2032		$223,000	231,755
Bankinter S.A., 1.25% to 12/23/2027, FLR (EUR Swap Rate - 5yr. + 1.45%) to 12/23/2032	EUR	100,000	118,761
Barclays PLC, 1.125% to 3/22/2026, FLR (EUR Swap Rate - 5yr. + 1.55%) to 3/22/2031		100,000	119,348
Barclays PLC, 1.106%, 5/12/2032		100,000	119,883
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028		100,000	123,218
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$221,000	223,420
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030	EUR	100,000	123,035
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)		$250,000	260,770
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030	EUR	100,000	119,558
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR + 1.248%) to 7/21/2032		$135,000	136,481
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		238,000	244,709
HSBC Holdings PLC, 4.375%, 11/23/2026		269,000	302,526
JPMorgan Chase & Co., 2.95%, 10/01/2026		421,000	454,054
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR + 0.879%) to 5/04/2027		183,000	184,721
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031		119,000	133,288
NatWest Group PLC, 2.105% to 11/28/2026, FLR (GBP Government Yield - 5yr. + 1.75%) to 11/28/2031	GBP	100,000	139,000
Nordea Bank Abp, 0.625% to 8/18/2026, FLR (EUR Swap Rate - 5yr. + 0.92%) to 8/18/2031	EUR	140,000	166,388
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026		147,000	179,945
UniCredit S.p.A., 0.8% to 7/05/2028, FLR (EURIBOR - 3mo. + 0.9%) to 7/05/2029		100,000	120,029
			$4,440,437
Medical & Health Technology & Services – 4.6%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		$1,504,000	$1,590,330
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)		400,000	419,924
Becton Dickinson Euro Finance S.à r.l., 0.334%, 8/13/2028	EUR	100,000	117,930
Becton Dickinson Euro Finance S.à r.l., 1.213%, 2/12/2036		100,000	119,170
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041		100,000	115,776
Catalent, Inc., 3.125%, 2/15/2029 (n)		$1,022,000	1,009,700
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		1,971,000	2,031,786
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)		500,000	525,564
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		105,000	115,631
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		745,000	750,923
DaVita, Inc., 4.625%, 6/01/2030 (n)		420,000	438,967
DaVita, Inc., 3.75%, 2/15/2031 (n)		938,000	926,946
Encompass Health Corp., 5.75%, 9/15/2025		410,000	419,225
Encompass Health Corp., 4.625%, 4/01/2031		410,000	439,651
HCA, Inc., 5.875%, 2/15/2026		795,000	922,041
HCA, Inc., 5.625%, 9/01/2028		125,000	149,062
HCA, Inc., 5.875%, 2/01/2029		255,000	309,187
HCA, Inc., 3.5%, 9/01/2030		1,045,000	1,121,327
HCA, Inc., 5.125%, 6/15/2039		103,000	129,739
HealthSouth Corp., 5.125%, 3/15/2023		204,000	204,639
Heartland Dental LLC, 8.5%, 5/01/2026 (n)		435,000	451,312
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		710,000	731,300
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,210,000	1,264,365
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)		210,000	209,475
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)		190,000	186,645
MPH Acquisition Holdings LLC, 5.5%, 9/01/2028 (n)		280,000	284,550
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		300,000	290,662
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		142,000	206,558
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		455,000	484,006
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		1,166,000	1,159,832
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		137,000	138,240
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		360,000	374,400

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		$110,000	$113,575
			$17,752,438
Medical Equipment – 0.5%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	100,000	$120,756
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)		$940,000	984,650
Teleflex, Inc., 4.625%, 11/15/2027		875,000	916,562
			$2,021,968
Metals & Mining – 2.8%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$209,000	$257,017
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		760,000	807,500
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		780,000	774,150
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		645,000	682,894
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		610,000	619,913
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)		200,000	208,995
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		759,000	821,617
First Quantum Minerals Ltd., 6.875%, 10/15/2027		350,000	378,875
Freeport-McMoRan, Inc., 5%, 9/01/2027		665,000	699,912
Freeport-McMoRan, Inc., 4.375%, 8/01/2028		350,000	371,000
Freeport-McMoRan, Inc., 5.25%, 9/01/2029		550,000	608,658
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		144,000	147,367
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		530,000	540,600
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)		700,000	711,340
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,009,000	1,046,837
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		350,000	362,688
Novelis Corp., 3.25%, 11/15/2026 (n)		275,000	281,930
Novelis Corp., 4.75%, 1/30/2030 (n)		385,000	410,025
Novelis Corp., 3.875%, 8/15/2031 (n)		330,000	333,003
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	350,000	428,843
Petra Diamonds US$ Treasury PLC, 10.5%, (0% cash or 10.5% PIK) 3/08/2026 (n)(p)		$231,252	232,986
			$10,726,150
Midstream – 3.6%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$360,000	$398,700
Cheniere Energy Partners LP, 4.5%, 10/01/2029		475,000	511,812
Cheniere Energy, Inc., 4%, 3/01/2031 (n)		955,000	1,005,137
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		519,000	531,975
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		879,000	907,567
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)		461,000	481,745
EQM Midstream Partners LP, 6%, 7/01/2025 (n)		167,000	180,360
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)		161,000	179,515
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,780,000	1,942,389
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)		310,000	314,650
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)		308,000	312,840
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024		160,000	157,403
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026		610,700	587,799
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027		50,000	49,652
MPLX LP, 4.5%, 4/15/2038		170,000	194,427
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)		805,000	844,075
Peru LNG, 5.375%, 3/22/2030		518,000	409,225
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		166,000	175,830
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		183,000	205,595
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		193,000	223,565
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029		1,305,000	1,467,081
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031		505,000	549,339
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		495,000	510,152
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		495,000	519,131
Western Midstream Operating LP, 5.3%, 2/01/2030		570,000	638,748

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Western Midstream Operation LP, 4.65%, 7/01/2026		$215,000	$231,770
Western Midstream Operation LP, 5.5%, 8/15/2048		175,000	200,567
			$13,731,049
Mortgage-Backed – 1.4%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033		$23,135	$26,403
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035		85,487	97,581
Fannie Mae, 6%, 8/01/2034 - 2/01/2037		42,858	50,675
Fannie Mae, 3.5%, 12/01/2047 - 5/01/2049		120,527	132,714
Fannie Mae, UMBS, 2.5%, 7/01/2050		51,792	54,750
Freddie Mac, 0.265%, 2/25/2025 (i)		38,000,000	216,186
Freddie Mac, 1.481%, 3/25/2027 (i)		448,000	31,882
Freddie Mac, 0.26%, 2/25/2028 (i)		36,576,000	377,808
Freddie Mac, 0.427%, 2/25/2028 (i)		15,572,000	320,355
Freddie Mac, 0.249%, 4/25/2028 (i)		15,983,000	154,888
Freddie Mac, 1.218%, 7/25/2029 (i)		1,888,914	146,550
Freddie Mac, 1.915%, 4/25/2030 (i)		845,640	120,792
Freddie Mac, 1.984%, 4/25/2030 (i)		731,897	108,740
Freddie Mac, 1.765%, 5/25/2030 (i)		896,340	119,924
Freddie Mac, 1.906%, 5/25/2030 (i)		2,034,877	293,021
Freddie Mac, 1.436%, 6/25/2030 (i)		821,458	89,503
Freddie Mac, 1.704%, 8/25/2030 (i)		719,995	94,593
Freddie Mac, 1.263%, 9/25/2030 (i)		455,646	44,775
Freddie Mac, 1.172%, 11/25/2030 (i)		901,677	83,163
Freddie Mac, 0.423%, 1/25/2031 (i)		3,190,492	87,088
Freddie Mac, 0.625%, 3/25/2031 (i)		3,763,299	167,689
Freddie Mac, 6%, 8/01/2034		31,010	36,246
Ginnie Mae, 2.5%, 8/20/2051		150,000	155,722
UMBS, TBA, 2%, 9/25/2036 - 9/25/2051		750,000	761,861
UMBS, TBA, 2.5%, 9/25/2036 - 9/14/2051		450,000	468,435
UMBS, TBA, 3.5%, 9/14/2051		325,000	343,814
UMBS, TBA, 3%, 9/25/2051		550,000	575,330
UMBS, TBA, 4%, 9/25/2051		225,000	241,074
			$5,401,562
Municipals – 0.6%
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “A”, 2.641%, 7/01/2037		$150,000	$151,559
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		215,000	241,970
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029		499,000	647,590
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		346,000	393,908
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		221,000	263,554
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022		195,000	199,875
State of Florida, “A”, 2.154%, 7/01/2030		259,000	265,719
			$2,164,175
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$198,000	$212,522
National Grid PLC, 1.125%, 1/14/2033	GBP	100,000	127,239
NiSource, Inc., 3.6%, 5/01/2030		$183,000	203,818
			$543,579
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 1.25%, 3/15/2033	EUR	200,000	$240,286
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$280,000	348,919
			$589,205

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.3%
AT&T, Inc., 3.5%, 9/15/2053 (n)		$259,000	$266,046
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)		640,000	651,200
Verizon Communications, Inc., 2.625%, 8/15/2026		127,000	135,121
Verizon Communications, Inc., 2.1%, 3/22/2028		86,000	88,280
			$1,140,647
Oil Services – 0.3%
Guara Norte S.à r.l., 5.198%, 6/15/2034 (n)		$196,458	$202,234
Halliburton Co., 5%, 11/15/2045		74,000	88,921
MV24 Capital B.V., 6.748%, 6/01/2034		527,580	574,276
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)		355,000	376,332
			$1,241,763
Oils – 0.3%
Neste Oyj, 1.5%, 6/07/2024	EUR	100,000	$122,150
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		$465,000	325,500
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		400,000	262,000
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		355,000	410,611
			$1,120,261
Other Banks & Diversified Financials – 0.8%
Bangkok Bank Public Co. Ltd., 3.733%, 9/25/2034		$750,000	$775,125
Banque Fédérative du Crédit Mutuel, 0.625%, 11/03/2028	EUR	100,000	119,634
Deutsche Bank AG, 1.875% to 12/22/2027, FLR (SONIA + 1.634%) to 12/22/2028	GBP	100,000	137,993
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	100,000	120,838
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$250,000	276,458
KBC Group N.V., 0.625%, 12/07/2031	EUR	200,000	236,091
Macquarie Group Ltd., 0.35%, 3/03/2028		125,000	147,160
UBS AG, 5.125%, 5/15/2024		$447,000	490,638
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		269,000	282,154
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	200,000	306,403
			$2,892,494
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)		$815,000	$843,525
NCR Corp., 5.125%, 4/15/2029 (n)		390,000	404,367
			$1,247,892
Pharmaceuticals – 1.7%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)		$1,288,000	$1,316,980
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		1,190,000	1,134,963
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)		485,000	452,883
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)		517,000	504,075
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)		365,000	361,350
Jazz Securities DAC, 4.375%, 1/15/2029 (n)		760,000	787,550
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		700,000	722,190
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		675,000	708,048
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)		380,000	384,750
			$6,372,789
Pollution Control – 0.5%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$375,000	$372,188
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		415,000	414,072
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		215,000	220,913
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		280,000	281,400
Stericycle, Inc., 3.875%, 1/15/2029 (n)		750,000	763,282
			$2,051,855

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.3%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$745,000	$742,206
Taseko Mines Ltd., 7%, 2/15/2026 (n)		360,000	370,282
			$1,112,488
Printing & Publishing – 0.4%
Cimpress N.V., 7%, 6/15/2026 (n)		$740,000	$773,300
Informa PLC, 3.125%, 7/05/2026	GBP	100,000	146,552
Informa PLC, 1.25%, 4/22/2028	EUR	150,000	181,912
Mav Acquisition Corp., 8%, 8/01/2029 (n)		$280,000	275,100
			$1,376,864
Railroad & Shipping – 0.2%
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	200,000	$243,766
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)		$655,000	700,850
			$944,616
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$149,000	$153,676
Corporate Office Property LP, REIT, 2%, 1/15/2029		52,000	51,560
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		109,000	111,233
			$316,469
Real Estate - Other – 0.6%
EPR Properties, REIT, 4.5%, 6/01/2027		$490,000	$518,909
EPR Properties, REIT, 4.95%, 4/15/2028		105,000	113,421
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)		610,000	649,650
Lexington Realty Trust Co., 2.7%, 9/15/2030		195,000	200,332
Sun Communities, Inc., 2.7%, 7/15/2031		66,000	67,206
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		282,000	283,302
XHR LP, REIT, 4.875%, 6/01/2029 (n)		640,000	659,200
			$2,492,020
Real Estate - Retail – 0.2%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$93,000	$105,265
Hammerson Ireland Finance DAC, 1.75%, 6/03/2027	EUR	100,000	119,974
Regency Centers Corp., 3.7%, 6/15/2030		$339,000	380,516
STORE Capital Corp., REIT, 2.75%, 11/18/2030		313,000	318,742
			$924,497
Retailers – 0.5%
Bath & Body Works, Inc., 5.25%, 2/01/2028		$1,205,000	$1,349,594
Home Depot, Inc., 3%, 4/01/2026		166,000	180,639
Kohl's Corp., 3.375%, 5/01/2031		125,000	131,155
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		450,000	450,668
			$2,112,056
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$637,000	$665,665
Specialty Stores – 0.9%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		$795,000	$808,912
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)		370,000	379,713
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)		445,000	458,550
Nordstrom, Inc., 4.25%, 8/01/2031		106,000	110,327
Penske Automotive Group Co., 3.75%, 6/15/2029		955,000	971,712
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)		250,000	260,313
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		250,000	274,688
			$3,264,215

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$825,000	$873,469
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		540,000	545,400
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	100,000	136,407
Bellis Acquisition Co. PLC, 3.25%, 2/16/2026	GBP	375,000	513,227
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	221,852
			$2,290,355
Supranational – 0.4%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	$174,429
West African Development Bank, 4.7%, 10/22/2031		$200,000	219,680
West African Development Bank, 4.7%, 10/22/2031 (n)		1,055,000	1,158,812
West African Development Bank, 2.75%, 1/22/2033	EUR	100,000	125,632
			$1,678,553
Telecommunications - Wireless – 2.5%
Altice France S.A., 6%, 2/15/2028 (n)		$855,000	$847,519
American Tower Corp., REIT, 4%, 6/01/2025		186,000	204,334
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	500,000	586,933
Crown Castle International Corp., 1.35%, 7/15/2025		$99,000	99,721
Crown Castle International Corp., 3.7%, 6/15/2026		157,000	172,881
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		400,000	415,500
Millicom International Cellular S.A., 5.125%, 1/15/2028		635,400	662,405
Rogers Communications, Inc., 3.7%, 11/15/2049		106,000	112,530
SBA Communications Corp., 3.875%, 2/15/2027		1,116,000	1,159,836
SBA Communications Corp., 3.125%, 2/01/2029 (n)		750,000	736,875
Sprint Capital Corp., 6.875%, 11/15/2028		1,000,000	1,303,480
Sprint Corp., 7.125%, 6/15/2024		275,000	316,250
Sprint Corp., 7.625%, 3/01/2026		1,235,000	1,522,693
T-Mobile USA, Inc., 3.5%, 4/15/2025		189,000	203,997
T-Mobile USA, Inc., 2.625%, 2/15/2029		760,000	769,500
T-Mobile USA, Inc., 3.5%, 4/15/2031		350,000	372,663
			$9,487,117
Telephone Services – 0.1%
Iliad S.A., 2.375%, 6/17/2026	EUR	100,000	$117,985
Iliad S.A., 1.875%, 2/11/2028		100,000	112,690
TELUS Corp., 2.85%, 11/13/2031	CAD	225,000	181,065
			$411,740
Tobacco – 0.2%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	100,000	$138,582
Vector Group Ltd., 10.5%, 11/01/2026 (n)		$350,000	369,250
Vector Group Ltd., 5.75%, 2/01/2029 (n)		415,000	422,263
			$930,095
Transportation - Services – 0.5%
Abertis Infraestructuras S.A., 1.875%, 3/26/2032	EUR	100,000	$127,705
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028		490,000	540,041
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)		$261,000	264,937
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		120,000	181,813
Promontoria Holding 264 B.V., 6.75%, 8/15/2023	EUR	245,000	283,490
Q-Park Holding I B.V., 2%, 3/01/2027		480,000	536,983
			$1,934,969
U.S. Treasury Obligations – 9.4%
U.S. Treasury Bonds, 2.25%, 8/15/2049		$115,500	$123,662
U.S. Treasury Bonds, 2.375%, 11/15/2049		11,229,000	12,348,829
U.S. Treasury Notes, 2.375%, 5/15/2029		11,786,000	12,856,869

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.125%, 8/15/2040 (f)		$12,169,000	$10,802,840
			$36,132,200
Utilities - Electric Power – 3.5%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,081,000	$1,177,101
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		187,000	193,514
Calpine Corp., 4.5%, 2/15/2028 (n)		665,000	684,950
Calpine Corp., 5.125%, 3/15/2028 (n)		1,040,000	1,058,200
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		285,000	301,730
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,450,000	1,473,338
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	380,000	458,998
Duke Energy Corp., 2.55%, 6/15/2031		$204,000	209,777
E.CL S.A., 4.5%, 1/29/2025		300,000	327,567
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		200,000	220,469
Enel Finance International N.V., 0.5%, 6/17/2030	EUR	120,000	143,252
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070		200,000	249,386
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170		150,000	177,817
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		$200,000	218,000
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		98,000	101,910
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		280,000	281,400
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		592,000	594,960
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		102,000	107,355
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		370,000	398,675
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		885,000	934,250
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050		104,000	105,981
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		801,577	921,813
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		430,000	442,363
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		980,000	1,058,400
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		545,000	573,574
Transelec S.A., 4.25%, 1/14/2025 (n)		600,000	651,750
Virginia Electric & Power Co., 3.5%, 3/15/2027		375,000	416,052
WEC Energy Group, Inc., 1.8%, 10/15/2030		37,000	36,025
			$13,518,607
Total Bonds			$463,685,021
Common Stocks – 0.9%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)		110,829	$456,680
Energy - Independent – 0.0%
Frontera Energy Corp. (a)		16,354	$90,110
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		615	$157,225
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)		3,310,768	$77,381
Special Products & Services – 0.7%
iShares iBoxx $ High Yield Corporate Bond ETF		31,000	$2,730,790
Total Common Stocks			$3,512,186

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$11.50	8/24/18	274	$3
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	13.23	8/24/18	274	3
Total Warrants				$ 6

Investment Companies (h) – 3.9%
Money Market Funds – 3.9%
MFS Institutional Money Market Portfolio, 0.04% (v)	14,867,637	$14,867,637
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Other – 0.1%
U.S. Treasury 10 yr - Interest Rate Swap - Fund pays 1.75%, Fund receives FLR (3-month LIBOR) – September 2022	Put	Merrill Lynch International	$ 20,100,000	$ 20,100,000	$368,642
Other Assets, Less Liabilities – (25.7)%	(98,694,389)
Net Assets – 100.0%	$383,739,103
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,867,637 and $467,565,855, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $259,510,989, representing 67.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.014% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	$428,000	$435,444
Paysafe Finance PLC, 4%, 6/15/2029	6/10/21	555,000	534,593
Total Restricted Securities			$970,037
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.

Portfolio of Investments (unaudited) – continued
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 8/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CZK	33,565,000	USD	1,547,647	Deutsche Bank AG	10/08/2021	$10,699
EUR	2,248,119	USD	2,641,408	Citibank N.A.	10/08/2021	14,948
EUR	100,000	USD	117,973	Credit Suisse Group	10/08/2021	186
EUR	480,030	USD	565,236	Deutsche Bank AG	10/08/2021	1,964
GBP	311,622	USD	428,031	Citibank N.A.	10/08/2021	442
GBP	1,255,217	USD	1,709,972	UBS AG	10/08/2021	15,923
HUF	230,295,000	USD	756,852	Deutsche Bank AG	10/08/2021	21,611
JPY	16,314,417	USD	147,952	Barclays Bank PLC	10/08/2021	386
JPY	70,519,216	USD	639,600	Deutsche Bank AG	10/08/2021	1,592
NOK	1,400,000	USD	157,334	Citibank N.A.	10/08/2021	3,695
NOK	40,885,486	USD	4,664,077	State Street Bank Corp.	10/08/2021	38,580
NZD	5,325,000	USD	3,742,490	Citibank N.A.	10/08/2021	9,662
NZD	1,119,000	USD	784,755	Goldman Sachs International	10/08/2021	3,725
NZD	1,086,752	USD	755,380	JPMorgan Chase Bank N.A.	10/08/2021	10,377
PLN	1,474,000	USD	384,482	Deutsche Bank AG	10/08/2021	387
PLN	1,439,000	USD	375,250	Goldman Sachs International	10/08/2021	480
THB	75,430,000	USD	2,325,789	JPMorgan Chase Bank N.A.	9/20/2021	14,259
THB	30,870,000	USD	952,219	JPMorgan Chase Bank N.A.	10/04/2021	5,435
TRY	219,000	USD	24,410	JPMorgan Chase Bank N.A.	10/08/2021	1,432
TWD	43,245,000	USD	1,553,758	Barclays Bank PLC	11/22/2021	6,672
ZAR	2,265,998	USD	151,077	UBS AG	10/08/2021	4,171

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	548,764	AUD	738,211	Citibank N.A.	10/08/2021	$8,614
USD	218,188	AUD	297,540	Deutsche Bank AG	10/08/2021	478
USD	1,552,649	AUD	2,115,000	Goldman Sachs International	10/08/2021	5,103
USD	4,664,836	AUD	6,238,982	HSBC Bank	10/08/2021	99,769
USD	2,083,484	AUD	2,807,919	State Street Bank Corp.	10/08/2021	28,929
USD	413,819	AUD	561,671	UBS AG	10/08/2021	2,844
USD	1,410,899	BRL	7,277,418	Goldman Sachs International	10/04/2021	9,388
USD	778,304	CAD	974,000	Citibank N.A.	10/08/2021	6,344
USD	178,175	EUR	150,229	Citibank N.A.	10/08/2021	665
USD	1,677,947	EUR	1,414,578	Deutsche Bank AG	10/08/2021	6,496
USD	471,416	EUR	397,000	Goldman Sachs International	10/08/2021	2,324
USD	411,303	EUR	346,827	JPMorgan Chase Bank N.A.	10/08/2021	1,496
USD	5,776,598	GBP	4,175,961	Goldman Sachs International	10/08/2021	34,748
USD	1,899,131	SEK	16,370,000	Merrill Lynch International	10/08/2021	1,646
						$375,470
Liability Derivatives
AUD	435,110	USD	320,249	UBS AG	10/08/2021	$(1,879)
CAD	975,000	USD	783,646	Goldman Sachs International	10/08/2021	(10,894)
CAD	1,876,247	USD	1,498,687	JPMorgan Chase Bank N.A.	10/08/2021	(11,636)
CLP	1,182,171,000	USD	1,617,861	Barclays Bank PLC	9/27/2021	(91,667)
EUR	1,663,875	USD	1,967,611	Citibank N.A.	10/08/2021	(1,594)
EUR	454,343	USD	538,720	Deutsche Bank AG	10/08/2021	(1,873)
EUR	65,199	USD	77,269	HSBC Bank	10/08/2021	(231)
EUR	272,000	USD	322,337	JPMorgan Chase Bank N.A.	10/08/2021	(944)
GBP	459,391	USD	634,637	Citibank N.A.	10/08/2021	(2,985)
GBP	515,237	USD	715,681	HSBC Bank	10/08/2021	(7,241)
JPY	74,995,000	USD	684,390	State Street Bank Corp.	10/08/2021	(2,502)
MXN	16,111,392	USD	800,395	Citibank N.A.	10/08/2021	(2,018)
MXN	12,559,000	USD	625,057	Goldman Sachs International	10/08/2021	(2,713)
MXN	3,178,000	USD	158,142	JPMorgan Chase Bank N.A.	10/08/2021	(661)
USD	310,650	AUD	435,000	Deutsche Bank AG	10/08/2021	(7,640)
USD	549,205	BRL	2,870,036	Goldman Sachs International	10/04/2021	(3,517)
USD	2,262,544	CAD	2,856,000	Brown Brothers Harriman	10/08/2021	(1,027)
USD	1,049,381	CAD	1,339,000	JPMorgan Chase Bank N.A.	10/08/2021	(11,866)
USD	486,526	CAD	621,000	Merrill Lynch International	10/08/2021	(5,658)
USD	38,122	CLP	29,886,000	Goldman Sachs International	9/21/2021	(470)
USD	1,847,897	CNH	12,022,000	Citibank N.A.	10/08/2021	(8,984)
USD	567,867	CNH	3,700,000	Goldman Sachs International	10/08/2021	(3,624)
USD	3,695,926	CNH	24,042,000	HSBC Bank	10/08/2021	(17,526)
USD	5,325,434	CNH	34,729,000	JPMorgan Chase Bank N.A.	10/08/2021	(38,700)
USD	60,656,445	EUR	51,335,291	Citibank N.A.	10/08/2021	(825)
USD	969,432	EUR	823,552	Deutsche Bank AG	10/08/2021	(3,669)
USD	689,382	EUR	585,000	Goldman Sachs International	10/08/2021	(1,848)
USD	1,909,686	EUR	1,622,000	Merrill Lynch International	10/08/2021	(6,853)
USD	1,182,703	EUR	1,009,000	NatWest Markets PLC	10/08/2021	(9,521)
USD	232,960	EUR	197,358	UBS AG	10/08/2021	(237)
USD	1,536,703	GBP	1,118,486	Deutsche Bank AG	10/08/2021	(1,189)
USD	94,759	IDR	1,389,827,358	Barclays Bank PLC	9/22/2021	(2,526)
USD	4,752,329	JPY	522,746,178	Citibank N.A.	10/08/2021	(715)
USD	199,954	JPY	22,000,000	Deutsche Bank AG	10/08/2021	(79)
USD	1,088,500	KRW	1,281,273,350	Barclays Bank PLC	9/23/2021	(16,275)
USD	773,375	KRW	911,268,000	Barclays Bank PLC	10/06/2021	(12,252)
USD	218,503	NOK	1,900,000	Citibank N.A.	10/08/2021	(35)
USD	370,166	SEK	3,207,000	Citibank N.A.	10/08/2021	(1,565)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	767,836	SEK	6,761,000	Credit Suisse Group	10/08/2021	$(15,848)
USD	1,583,411	SEK	13,680,698	Deutsche Bank AG	10/08/2021	(2,352)
USD	380,042	SEK	3,293,000	Goldman Sachs International	10/08/2021	(1,657)
USD	771,348	SEK	6,743,000	NatWest Markets PLC	10/08/2021	(10,250)
USD	2,302,793	THB	75,428,000	JPMorgan Chase Bank N.A.	9/20/2021	(37,192)
USD	905,069	THB	29,862,000	JPMorgan Chase Bank N.A.	10/04/2021	(21,315)
USD	1,594,560	TWD	44,257,000	Barclays Bank PLC	11/22/2021	(2,388)
USD	2,434,130	ZAR	35,987,157	Deutsche Bank AG	10/08/2021	(31,411)
						$(417,852)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	29	$3,358,911	December – 2021	$15,079
Canadian Treasury Bond 5 yr	Short	CAD	41	4,093,013	December – 2021	1,495
Euro-Bobl 5 yr	Long	EUR	73	11,633,710	September – 2021	84,297
Long Gilt 10 yr	Short	GBP	22	3,878,837	December – 2021	26,237
U.S. Treasury Bond	Long	USD	49	7,985,468	December – 2021	15,342
						$142,450
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	147	$30,452,912	September – 2021	$(651,228)
Euro-Buxl 30 yr	Short	EUR	7	1,756,531	September – 2021	(88,549)
Japan Government Bond 10 yr	Short	JPY	6	8,298,505	September – 2021	(43,712)
U.S. Treasury Note 10 yr	Short	USD	337	44,973,703	December – 2021	(14,388)
U.S. Treasury Note 2 yr	Short	USD	22	4,847,219	December – 2021	(3,967)
U.S. Treasury Note 5 yr	Short	USD	125	15,464,844	December – 2021	(24,857)
U.S. Treasury Ultra Bond	Short	USD	5	986,406	December – 2021	(3,093)
U.S. Treasury Ultra Note 10 yr	Short	USD	113	16,725,766	December – 2021	(11,087)
						$(840,881)
At August 31, 2021, the fund had liquid securities with an aggregate value of $1,662,718 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,730,790	$6	$157,225	$2,888,021
Mexico	—	456,680	—	456,680
Canada	90,110	—	—	90,110
United Kingdom	77,381	—	—	77,381
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	36,500,842	—	36,500,842
Non - U.S. Sovereign Debt	—	106,058,607	—	106,058,607
Municipal Bonds	—	2,164,175	—	2,164,175
U.S. Corporate Bonds	—	230,463,141	—	230,463,141
Residential Mortgage-Backed Securities	—	5,401,562	—	5,401,562
Commercial Mortgage-Backed Securities	—	7,609,850	—	7,609,850
Asset-Backed Securities (including CDOs)	—	6,387,039	—	6,387,039
Foreign Bonds	—	69,468,447	—	69,468,447
Mutual Funds	14,867,637	—	—	14,867,637
Total	$17,765,918	$464,510,349	$157,225	$482,433,492
Other Financial Instruments
Futures Contracts – Assets	$142,450	$—	$—	$142,450
Futures Contracts – Liabilities	(840,881)	—	—	(840,881)
Forward Foreign Currency Exchange Contracts – Assets	—	375,470	—	375,470
Forward Foreign Currency Exchange Contracts – Liabilities	—	(417,852)	—	(417,852)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/20	$173,750
Change in unrealized appreciation or depreciation	(16,525)
Balance as of 8/31/21	$157,225
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2021 is $(16,525). At August 31, 2021, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$19,288,281	$254,044,771	$258,465,416	$531	$(530)	$14,867,637
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,952	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.